Debt - Debt Outstanding and Average Interest Rates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Total debt	$ 3,004.1	$ 2,550.4
Less: Current maturities and short-term borrowings	(6.7)	(2.5)
Long-term debt	2,997.4	2,547.9
Commercial Paper
Debt Disclosure [Line Items]
Debt, average interest rate	0.679%
Total debt	987.6	528.9
Capital Lease Obligations
Debt Disclosure [Line Items]
Debt, average interest rate	6.195%
Total debt	6.7	21.5
Long Term Revolving Credit Facility [Member]
Debt Disclosure [Line Items]
Debt, average interest rate	1.421%
Total debt	9.8	0
Senior Notes 1.350% due 2015 | Senior Notes
Debt Disclosure [Line Items]
Debt, average interest rate	1.35%
Total debt	350.0	350.0
Senior Notes 1.875 % due 2017 | Senior Notes
Debt Disclosure [Line Items]
Debt, average interest rate	1.875%
Total debt	350.0	350.0
Senior Notes 2.650% due 2019 | Senior Notes
Debt Disclosure [Line Items]
Debt, average interest rate	2.65%
Total debt	250.0	250.0
Senior Notes, 5.000% Due 2021 | Senior Notes
Debt Disclosure [Line Items]
Debt, average interest rate	5.00%
Total debt	500.0	500.0
Senior Notes 3.150% due 2022 | Senior Notes
Debt Disclosure [Line Items]
Debt, average interest rate	3.15%
Total debt	$ 550.0	$ 550.0